Small-Company Stock Fund
Small-Company Stock Fund Fund Summaries | Inception: March 4, 1998
Investment Objective
The Small-Company Stock Fund seeks long-term growth of capital for the long-term investor.
Fees and Expenses
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Small-Company Stock Fund Small-Company Stock Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Small-Company Stock Fund Small-Company Stock Fund
Management Fees	0.77%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.88%

Expense Example

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 YR	3 YR	5 YR	10 YR
Small-Company Stock Fund | Small-Company Stock Fund | USD ($)	90	281	488	1,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally invests in stocks of companies selling at prices below what RE Advisers believes to be their fundamental value.

To determine whether a stock is undervalued, RE Advisers considers, among other factors, potential earning power, financial ratios and any competitive advantages a company may have. Stock selection is made with the belief that businesses have an underlying value that is not always reflected by share price, especially over the short term. RE Advisers seeks to select stocks that it believes may benefit over time from a more reasonable market assessment of fundamental value.

Stock selection for the Small-Company Stock Fund may also include an analysis of new market opportunities for a company, which could indicate earnings growth potential over the long term.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowing for investment purposes) in common stocks of companies whose market capitalization, at the time of purchase, is within the range of the market capitalization of companies represented in the Russell 2000 Index. However, RE Advisers will not necessarily sell a security whose market capitalization, after the initial purchase, is no longer within the range of the market capitalization of the companies represented in the Russell 2000 Index. On December 31, 2017, the weighted average market capitalization for companies held in the Fund's portfolio was $3.2 billion, and for companies in the Russell 2000 Index, the weighted average market capitalization was $2.2 billion. As of May 12, 2017, the market capitalization of companies in the Russell 2000 index ranged from $144 million to $4.4 billion.

Up to 20% of the Fund's assets may be invested in other types of securities including: short-term debt securities; money market securities; other investment companies, including open-end funds, closed-end funds and exchange-traded funds; U.S. dollar-denominated securities of foreign issuers; and investment-grade debt securities convertible into or exchangeable for common stocks.

Principal Risks

As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund are:

Equity Securities Risk  Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally, particular industries represented in those markets or the issuer itself.

Focused Investment Risk  A fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of such a fund is more susceptible to any single economic, market, political or regulatory or other occurrence affecting, for example, the particular markets, industries, regions, sectors or asset classes in which the fund is invested. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.

Foreign Risk  Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments and may exhibit more extreme changes in value than securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, legal, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Investments in emerging market countries are likely to involve significant risks. These countries are generally more likely to experience political and economic instability.

Investments in Other Investment Companies Risk  The risk that an investment company or other pooled investment vehicle in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. The Fund must pay its pro rata portion of an investment company's fees and expenses.

Investments in Small- and Mid-Size Companies  Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies may face greater business risks because they lack the management depth or experience, financial resources, product diversification or competitive strengths of larger companies, and they may be more adversely affected by poor economic conditions. There may be less publicly available information about smaller companies than larger companies. In addition, these companies may have been recently organized and may have little or no track record of success.

Issuer Risk  The risk that the value of a security may decline because of adverse events or circumstances that directly relate to the issuer.

Manager Risk   The risk that the manager's decisions, including security selection, will cause the Fund to underperform relative to the Fund's peers. There can be no assurance that the manager's investment techniques and decisions will produce the desired results. The Fund's ability to achieve its investment objective is dependent upon the manager's ability to identify profitable investment opportunities for the Fund. The past experience of the portfolio manager, including with other strategies and funds, does not guarantee future results for the Fund.

Market Risk  The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Securities markets may, in response to governmental actions or intervention, economic or market developments, geopolitical events or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current low interest rate environment.

Money Market Securities Risk  The value of a money market instrument typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Money market funds are not designed to offer capital appreciation. Effective October 14, 2016, amendments to money market fund regulations could affect a money market fund's operations and possibly negatively affect its return. In addition, certain money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability of investors to redeem shares if such fund's liquidity falls below required minimums, which may adversely affect the Fund's returns or liquidity.

Value Style Risk  The risk that returns on stocks within the value style in which the Fund invests will trail returns of stocks representing other styles or the market overall over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. Investments in value securities may be subject to risks that (1) the issuer's potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their value was appropriately priced when acquired and they do not perform as anticipated.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.

Calendar Year Total Returns Total Returns (%)

During the periods shown in the chart, the Fund's best and worst quarters were as follows:
Best Quarter:
Q2 2009	23.62%
Worst Quarter:
Q4 2008	-24.38%

Average Annual Total Returns periods ended 12/31/17

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as IRAs or employer-sponsored retirement plans.

Average Annual Total Returns - Small-Company Stock Fund	1 YR	5 YR	10 YR
Small-Company Stock Fund | Returns before taxes	11.99%	13.23%	11.07%
Small-Company Stock Fund | Returns after taxes on distributions	10.83%	12.43%	10.57%
Small-Company Stock Fund | Returns after taxes on distributions and sale of fund shares	7.69%	10.44%	9.06%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	14.65%	14.12%	8.71%